Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 2. SECURITIES

The amortized cost of securities and their estimated fair values are as follows (dollars in thousands):

	Sept	Sept	Sept	Sept	Sept	Sept	Sept	Sept
	December 31, 2011				December 31, 2010
		Gross	Gross			Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Available-for-sale:
US Government Agency Funds	$108,535	145	(231)	108,449	119,168	5	(2,956)	116,217
Mortgage-backed securities	2,546	3	(1)	2,548	—	—	—	—
State, county and municipal securities	587	—	—	587	—	—	—	—
Equity securities	72	99	—	171	72	45	—	117

Total	$111,740	247	(232)	111,755	119,240	50	(2,956)	116,334

Held-to-maturity:
US Government Agency Funds	$42,505	452	—	42,957	83,157	1,219	—	84,376
State, county and municipal securities	50,627	2,090	(110)	52,607	29,825	587	(399)	30,013

Total	$93,132	2,542	(110)	95,564	112,982	1,806	(399)	114,389

The amortized cost and estimated fair value of securities held-to-maturity and available-for-sale at December 31, 2011 by contractual maturity are as follows (dollars in thousands):

	September 30,	September 30,	September 30,	September 30,
	Available-For-Sale		Held-To-Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Amounts maturing in:
One year or less	$276	375	2,674	2,696
After one year through five years	1,917	1,918	46,610	47,707
After five years through ten years	109,443	109,358	24,892	25,936
Greater than ten years	104	104	18,956	19,225

	$111,740	111,755	93,132	95,564

Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of available-for-sale securities were approximately $81,496,506 in 2011, including a realized gain of $536,821. Proceeds from sales of available-for-sale securities were approximately $38,052,000, in 2010 including a realized gain of $365,401. There were no sales of securities in 2009.

Securities with a carrying value of approximately $141,920,442 and $130,295,000, respectively, were pledged at December 31, 2011 and 2010 to secure certain deposits. Information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010 aggregated by investment category and length of time that individual securities have been in a continuous loss position follows (dollars in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Less Than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

December 31, 2011:
US Government Agency Funds	$46,876	(231)	—	—	46,876	(231)
Mortgage-backed securities	674	(1)	—	—	674	(1)
State, county and municipal securities	9,697	(110)	—	—	9,697	(110)

Total	$57,247	(342)	—	—	57,247	(342)

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Less Than 12 Months		12 Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

December 31, 2010:
US Government Agency Funds	$101,212	(2,956)	—	—	101,212	(2,956)
State, county and municipal securities	9,786	(399)	—	—	9,786	(399)

Total	$110,998	(3,355)	—	—	110,998	(3,355)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and to the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Bancorp to retain its investments in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2011, the 39 debt securities with unrealized losses have depreciated 0.59% from the Bancorp’s amortized cost basis. These securities are guaranteed by either the U.S. Government or other governments. These unrealized losses relate principally to current interest rates for similar types of securities and not credit quality. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer’s financial condition. As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no declines are deemed to be other-than-temporary.

The Bancorp also holds non-marketable equity securities. These securities are restricted and do not have readily determinable market values. These securities are carried at their acquisition cost and are accounted for by the cost method.

The acquisition cost of these non-marketable securities as of December 31, 2011 and 2010 are as follows:

	September 30,	September 30,
	2011	2010

Beginning balance	$900,060	900,060
Purchases of non-marketable equity securities	—	—

Ending balance	$900,060	900,060